FVM - Level 3 instruments: Valuation techniques and inputs (Detail) - Level 3 $ in Billions	3 Months Ended
	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 1.1	$ 0.9
Financial liabilities measured at fair value	$ 0.0	$ 0.1
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.19	0.09
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.26	1.14
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.95	0.93
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Discounted expected cash flows | Discount margin | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0243	0.0491
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Discounted expected cash flows | Discount margin | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.3055	0.0491
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Discounted expected cash flows | Discount margin | weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0687
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 9.3	$ 2.3
Financial liabilities measured at fair value	$ 0.0	$ 0.0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.01	0.06
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.14	1.01
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.74	0.98
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0019	0.0200
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.1779	0.0275
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0367	0.0252
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Investment fund units
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.9	$ 0.2
Financial liabilities measured at fair value	0.0	0.0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Equity instruments
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	3.1	1.2
Financial liabilities measured at fair value	0.1	0.1
Debt issued designated at fair value
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities measured at fair value	11.5	7.8
Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities measured at fair value	$ 4.9	$ 2.3
Other financial liabilities designated at fair value | Discounted expected cash flows | Funding spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0106	0.0051
Other financial liabilities designated at fair value | Discounted expected cash flows | Funding spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0201	0.0201
Derivative financial instruments: Interest rate contracts
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.4	$ 0.3
Financial liabilities measured at fair value	$ 0.2	$ 0.1
Derivative financial instruments: Interest rate contracts | Option model | Volatility of interest rates | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0048	0.0084
Derivative financial instruments: Interest rate contracts | Option model | Volatility of interest rates | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0149	0.0112
Derivative financial instruments: Interest rate contracts | Option model | Volatility of inflation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.01
Derivative financial instruments: Interest rate contracts | Option model | Volatility of inflation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.06
Derivative financial instruments: Interest rate contracts | Option model | IR-to-IR correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.71
Derivative financial instruments: Interest rate contracts | Option model | IR-to-IR correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.99
Derivative financial instruments: Credit derivative contracts
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.5	$ 0.3
Financial liabilities measured at fair value	$ 0.4	$ 0.3
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0003	0.0001
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.2967	0.0306
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.50
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.66
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit volatility | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.60
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit volatility | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.60
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Recovery rates | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Recovery rates | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1
Derivative financial instruments: Equity / index contracts
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 1.2	$ 0.7
Financial liabilities measured at fair value	$ 3.4	$ 2.7
Derivative financial instruments: Equity / index contracts | Option model | Equity dividend yields | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0	0
Derivative financial instruments: Equity / index contracts | Option model | Equity dividend yields | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.19	0.14
Derivative financial instruments: Equity / index contracts | Option model | Volatility of equity stocks, equity and other indices | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.04	0.04
Derivative financial instruments: Equity / index contracts | Option model | Volatility of equity stocks, equity and other indices | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.35	1.04
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-FX correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	(0.40)	(0.40)
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-FX correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.77	0.70
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-equity correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.10	0.13
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-equity correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1	1
Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities measured at fair value	$ 0.3	$ 0.0
Loan commitments measured at FVTPL | Relative value to market comparable | Loan price equivalent (% of par) | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.15
Loan commitments measured at FVTPL | Relative value to market comparable | Loan price equivalent (% of par) | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1